PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Corporate Bonds 91.5%
Aerospace & Defense 3.3%
Boeing Co. (The), Sr. Unsec’d. Notes	5.930%	05/01/60	1,635	$1,618,481
Honeywell Aerospace, Inc., Gtd. Notes, 144A	5.622	03/16/46	300	299,125
RTX Corp., Sr. Unsec’d. Notes	4.500	06/01/42	615	549,203
				2,466,809
Auto Parts & Equipment 0.4%
Aptiv Swiss Holdings Ltd., Gtd. Notes	3.100	12/01/51	445	273,217
Banks 15.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,810	1,429,162
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.785(ff)	02/25/36	400	408,060
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	400	360,574
Citigroup, Inc.,
Sub. Notes	5.827(ff)	02/13/35	1,125	1,147,514
Sub. Notes	6.020(ff)	01/24/36	570	587,010

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.541(ff)	01/21/47	1,000	964,835
Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, 144A	7.800	11/28/53	200	239,077
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400	01/06/42	2,355	2,336,631
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.868(ff)	04/21/47	235	238,250
Mizuho Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.772	04/16/46	200	200,167
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,060	809,020
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	1,750	1,090,999

Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	2,630	1,996,418
				11,807,717
Beverages 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	880	804,589
Biotechnology 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	5.650	03/02/53	1,295	1,258,661
Building Materials 0.4%
Owens Corning, Sr. Unsec’d. Notes	7.000	12/01/36	275	309,097
Chemicals 1.0%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	240	226,891

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	381	$341,398
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000	12/15/42	275	222,069
				790,358
Commercial Services 1.7%
Duke University, Unsec’d. Notes, Series 2020	2.832	10/01/55	215	134,213
Massachusetts Institute of Technology, Sr. Unsec’d. Notes	5.618	06/01/55	450	457,965
President & Fellows of Harvard College, Unsec’d. Notes	2.517	10/15/50	730	442,934
Trustees of Princeton University (The), Unsec’d. Notes	4.201	03/01/52	155	127,161
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	175	131,583
				1,293,856
Computers 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.850	05/04/43	645	537,634
International Business Machines Corp., Sr. Unsec’d. Notes	5.800	02/03/56	100	97,594
				635,228
Electric 14.4%
AEP Texas, Inc., Sr. Unsec’d. Notes, Series H	3.450	01/15/50	510	347,279
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.800	06/15/49	510	380,268
Ameren Illinois Co., First Mortgage	5.625	03/01/55	610	597,289
Commonwealth Edison Co.,
First Mortgage	3.800	10/01/42	140	112,837
First Mortgage	4.000	03/01/49	910	705,662
First Mortgage	5.850	06/01/56	100	100,676

Dominion Energy South Carolina, Inc., First Mortgage	6.250	10/15/53	500	535,963
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	615	467,105
Duke Energy Indiana LLC, First Mortgage	5.400	04/01/53	615	580,412
Duke Energy Ohio, Inc., First Mortgage	5.550	03/15/54	1,060	1,020,351
Entergy Louisiana LLC, First Mortgage	3.100	06/15/41	680	513,674
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	445	385,943
Florida Power & Light Co., First Mortgage	4.125	02/01/42	1,465	1,248,103
Kentucky Utilities Co., First Mortgage	5.850	08/15/55	35	35,119
Louisville Gas & Electric Co., First Mortgage	5.850	08/15/55	40	40,330
Nevada Power Co., General Ref. Mortgage	6.000	03/15/54	615	622,804

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Northern States Power Co., First Mortgage	5.650%	06/15/54	955	$942,760
NSTAR Electric Co., Sr. Unsec’d. Notes	4.950	09/15/52	340	302,823
Pacific Gas & Electric Co., First Mortgage	3.950	12/01/47	400	293,529
Public Service Co. of Colorado,
First Mortgage	5.850	05/15/55	270	270,684
First Mortgage, Series 39	4.500	06/01/52	85	69,849

San Diego Gas & Electric Co., First Mortgage	5.350	04/01/53	292	272,855
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	5.341	03/15/47	74	73,101
Sr. Sec’d. Notes	5.541	09/15/52	40	39,416

Southern California Edison Co., First Mortgage, Series 20A	2.950	02/01/51	1,265	760,094
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.250	10/15/35	245	238,143
				10,957,069
Foods 1.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unsec’d. Notes, 144A	6.400	05/10/57	420	416,701
Mars, Inc., Sr. Unsec’d. Notes, 144A	5.700	05/01/55	615	606,491
				1,023,192
Healthcare-Products 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes	5.500	03/15/56	100	97,568
Sr. Unsec’d. Notes	5.600	03/15/66	95	92,480
				190,048
Healthcare-Services 7.0%
Children’s Hospital of Philadelphia (The), Sec’d. Notes, Series 2020	2.704	07/01/50	155	95,944
Cigna Group (The), Sr. Unsec’d. Notes	3.400	03/15/50	785	543,141
Elevance Health, Inc., Sr. Unsec’d. Notes	5.100	01/15/44	785	724,721
Humana, Inc., Sr. Unsec’d. Notes	3.950	08/15/49	455	327,534
Inova Health System Foundation, Unsec’d. Notes	4.068	05/15/52	250	196,309
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	3.002	06/01/51	560	361,912
Mayo Clinic, Unsec’d. Notes, Series 2021	3.196	11/15/61	250	157,249
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	235	156,390
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	90	92,444
Roche Holdings, Inc., Gtd. Notes, 144A	2.607	12/13/51	200	121,319
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	216	136,883

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Stanford Health Care, Unsec’d. Notes	3.027%	08/15/51	500	$324,252
Sutter Health, Unsec’d. Notes	5.547	08/15/53	95	93,124
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750	05/15/52	2,355	2,022,021
				5,353,243
Insurance 4.9%
Arch Capital Group Ltd., Sr. Unsec’d. Notes	3.635	06/30/50	445	326,357
Chubb INA Holdings LLC, Gtd. Notes	3.050	12/15/61	275	168,032
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.125	10/15/52	445	277,299
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.750	05/20/35	1,450	1,484,272
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	340	317,776
Markel Group, Inc., Sr. Unsec’d. Notes	3.450	05/07/52	381	255,451
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	615	607,969
W.R. Berkley Corp., Sr. Unsec’d. Notes	3.550	03/30/52	381	265,051
				3,702,207
Internet 3.9%
Alphabet, Inc.,
Sr. Unsec’d. Notes	5.500	02/15/46	40	39,586
Sr. Unsec’d. Notes	5.650	02/15/56	65	64,515
Sr. Unsec’d. Notes	5.750	02/15/66	880	872,997

Amazon.com, Inc., Sr. Unsec’d. Notes	5.650	03/13/46	600	598,731
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	316	325,038
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	5.750	11/15/65	490	448,291
Sr. Unsec’d. Notes	6.200	05/15/46	75	75,767
Sr. Unsec’d. Notes	6.450	05/15/66	550	553,418
				2,978,343
Machinery-Construction & Mining 0.2%
Vertiv Holdings Co.,
Sr. Unsec’d. Notes	5.650	03/15/46	50	48,703
Sr. Unsec’d. Notes	5.800	03/15/56	20	19,723
Sr. Unsec’d. Notes	5.950	03/15/66	120	118,273
				186,699
Media 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	12/01/61	2,235	1,431,678
Comcast Corp., Gtd. Notes	2.937	11/01/56	1,825	1,023,347
				2,455,025

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	340	$343,469
Oil & Gas 6.1%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.800	10/01/54	500	469,108
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35	1,465	1,524,731
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	445	319,377
ConocoPhillips Co.,
Gtd. Notes	4.025	03/15/62	680	497,198
Gtd. Notes	5.650	01/15/65	100	96,615

Diamondback Energy, Inc., Gtd. Notes	5.750	04/18/54	340	334,181
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41	340	365,537
Ovintiv, Inc., Gtd. Notes	7.100	07/15/53	340	377,233
Phillips 66 Co., Gtd. Notes	4.900	10/01/46	290	253,906
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	6.500	05/22/35	400	424,293
				4,662,179
Pharmaceuticals 3.1%
AbbVie, Inc., Sr. Unsec’d. Notes	5.600	03/15/55	955	943,796
CVS Health Corp., Sr. Unsec’d. Notes	5.625	02/21/53	510	476,867
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.875	02/27/53	30	27,168
Sr. Unsec’d. Notes	4.950	02/27/63	275	244,658
Sr. Unsec’d. Notes	5.650	10/15/65	25	24,882
Sr. Unsec’d. Notes	5.700	05/20/66	65	65,204

Mylan, Inc., Gtd. Notes	5.200	04/15/48	445	365,715
Novartis Capital Corp., Gtd. Notes	5.600	03/18/46	40	40,433
Takeda US Financing, Inc., Gtd. Notes	5.200	07/07/35	200	200,362
				2,389,085
Pipelines 7.4%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.695	10/01/54	275	261,085
Energy Transfer LP, Sr. Unsec’d. Notes	4.950	01/15/43	1,200	1,061,009
Enterprise Products Operating LLC, Gtd. Notes(k)	4.850	08/15/42	1,295	1,191,397
MPLX LP, Sr. Unsec’d. Notes	4.700	04/15/48	890	740,951
ONEOK, Inc., Gtd. Notes	6.625	09/01/53	790	829,953
Targa Resources Corp.,
Gtd. Notes	6.050	05/15/56	135	134,062
Gtd. Notes	6.125	05/15/55	205	205,791

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.800%	11/15/54	1,235	$1,206,590
				5,630,838
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.250	03/15/36	680	667,086
Prologis LP, Sr. Unsec’d. Notes	2.125	10/15/50	590	315,528
				982,614
Retail 1.2%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.625	04/15/52	530	380,970
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.850	04/01/63	125	121,810
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450	03/01/47	445	374,695
				877,475
Semiconductors 2.4%
Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	890	712,279
Sr. Unsec’d. Notes	4.900	02/15/38	390	376,589

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	6.300	01/25/39	200	211,490
Intel Corp., Sr. Unsec’d. Notes	3.734	12/08/47	675	489,264
				1,789,622
Software 4.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.675	06/01/60	1,490	835,308
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	875	544,488
Sr. Unsec’d. Notes	3.650	03/25/41	825	602,460
Sr. Unsec’d. Notes	5.375	09/27/54	90	72,128
Sr. Unsec’d. Notes	6.550	02/04/46	50	48,146
Sr. Unsec’d. Notes	6.700	02/04/56	35	33,707
Sr. Unsec’d. Notes	6.850	02/04/66	320	307,295
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.400	03/15/46	200	203,604
Sr. Unsec’d. Notes	6.550	03/15/56	360	367,275
				3,014,411
Telecommunications 3.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.550	09/15/55	2,525	1,647,475
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	85	85,904

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	3.300%	02/15/51	680	$449,823
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.000	11/20/60	890	518,024
				2,701,226
Transportation 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.700	03/15/53	445	318,444
Water 0.4%
American Water Capital Corp., Sr. Unsec’d. Notes	4.200	09/01/48	420	337,131

Total Corporate Bonds (cost $69,587,329)				69,531,852
Municipal Bonds 1.3%
California 0.3%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series N	3.256	05/15/60	150	94,414
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	155	125,304
				219,718
District of Columbia 0.2%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	195	159,965
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	125	120,807
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	160	123,906
Minnesota 0.2%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	161	128,390
New York 0.2%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	155	127,183
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	120	79,500

Total Municipal Bonds (cost $965,406)				959,469
U.S. Treasury Obligations 4.1%
U.S. Treasury Bonds	4.625	11/15/45	1,025	979,676
U.S. Treasury Bonds(k)	4.750	02/15/45	1,635	1,592,081

PGIM Corporate Bond 10+ Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	5.000%	05/15/45	535	$537,173

Total U.S. Treasury Obligations (cost $3,121,551)				3,108,930

Total Long-Term Investments (cost $73,674,286)				73,600,251

	Shares
Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $1,729,759)(wb)	1,729,759	1,729,759

TOTAL INVESTMENTS 99.2% (cost $75,404,045)		75,330,010
Other assets in excess of liabilities 0.8%		629,955

Net Assets 100.0%		$75,959,965

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	10 Year U.S. Ultra Treasury Notes	Sep. 2026	$2,689,875	$16,949
57	20 Year U.S. Treasury Bonds	Sep. 2026	6,396,469	78,935
				95,884
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2026	206,563	(423)
2	5 Year U.S. Treasury Notes	Sep. 2026	214,422	(268)
31	10 Year U.S. Treasury Notes	Sep. 2026	3,404,672	(25,211)
36	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	4,118,625	(62,266)
				(88,168)
				$7,716
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).